RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Sales	$ 8,825	$ 9,744	$ 10,519
Trade receivables	372	677
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	3,405	3,521	3,549
Trade receivables	17	38
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales	2,474	2,526	2,234
Trade receivables	98	118
Aperam | Other
Disclosure of transactions between related parties [line items]
Sales	445	536	478
Trade receivables	44	69
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	371	427	484
Trade receivables	33	6
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales	345	311	370
Trade receivables	33	20
Tuper | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	238	336	326
Trade receivables	39	43
ArcelorMittal CLN Distribuzione Italia | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	214	333	499
Trade receivables	1	2
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	214	292	107
Trade receivables	16	29
Coils Lamiere Nastri (C.L.N.) | Associate
Disclosure of transactions between related parties [line items]
Sales	185	195	150
Trade receivables	21	3
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales	183	195	195
Trade receivables	1	1
AMNS India | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	101	69	59
Trade receivables	1	31
ArcelorMittal RZK Çelik Servis Merkezi | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	88	177	154
Trade receivables	2	6
Other
Disclosure of transactions between related parties [line items]
Sales	562	826	$ 1,914
Trade receivables	$ 66	$ 311